Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash	$ 13,260	$ 26,467
Prepaid expenses	5,378	7,146
Total current assets	18,638	33,613
Intangible assets, net	200,081	216,372
Total assets	218,719	249,985
Current liabilities:
Accounts Payable	221,235
Accrued expenses	1,591,022	1,021,617
Short-term promissory notes and unsecured loans	283,000	253,000
Convertible promissory notes, net and accrued interest	1,393,804	2,168,340
Premium conversion derivatives	308,395	462,174
Total current liabilities	3,797,456	3,905,131
Warrant liability	817,155	1,381,465
Total liabilities	4,614,611	5,286,596
Commitments and contingencies (Note 4)
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000,000 shares authorized as of September 30, 2018 and December 31, 2017; no shares issued or outstanding as of September 30, 2018 and December 31, 2017.
Common stock, $0.001 par value; 100,000,000 shares authorized as of September 30, 2018 and December 31, 2017; 9,656,505 and 7,864,994 shares issued and outstanding as of September 30, 2018 and December 31, 2017, respectively.	9,657	7,865
Additional paid-in capital	6,052,161	280,320
Accumulated deficit	(10,457,710)	(5,324,796)
Total stockholders' deficit	(4,395,892)	(5,036,611)
Total liabilities and stockholders' deficit	$ 218,719	$ 249,985